UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: CITY OF EDINBURGH COUNCIL AS ADMINISTRATOR OF THE LOTHIAN PENSION FUND
Address:  WAVERLEY COURT LEVEL 3/3, 4 EAST MARKET STREET, EDINBURGH, UK, EH8 8BG


Form 13F File Number:   [insert]

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		IAN DAVID WAGSTAFF
Title:  	PORTFOLIO MANAGER

Signature, Place, and Date of Signing:


	IAN DAVID WAGSTAFF,		EDINBURGH, UK, 		May 07, 2013
	[Signature]		  	[City, State]		[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager: [NONE]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  		0
List of 13(f) Securities used for this report: 	First quarter 2013

Form 13F Information Table Entry Total:  	44
Form 13F Information Table Value Total:  	$537634
					 	(thousands)

List of Other Included Managers: 		None

Name of Issuer			Title of				Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class			Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	Shared	None

ABBOTT LABS 			COM			002824100	671		19000		SH		SOLE		19000
ABBVIE INC			COM			00287Y109	775		19000		SH		SOLE		19000
ACCENTURE PLC IRELAND		SHS CLASS A		G1151C101	1443		19000		SH		SOLE		19000
ALLIANT TECHSYSTEMS INC		COM			018804104	1188		16400		SH		SOLE		16400
ALTRIA GROUP INC		COM			02209S103	5738		166865		SH		SOLE		166865
APPLE INC			COM			037833100	443		1000		SH		SOLE		1000
AT&T INC			COM			00206R102	7442		202832		SH		SOLE		202832
BCE INC				COM NEW			05534B760	6263		134264		SH		SOLE		134264
BLOCK H & R INC			COM			093671105	1706		58000		SH		SOLE		58000
BRINKER INTL INC		COM			109641100	1589		42200		SH		SOLE		42200
BRISTOL MYERS SQUIBB CO		COM			110122108	6583		159830		SH		SOLE		159830
CHEVRON CORP NEW		COM			166764100	1200		10100		SH		SOLE		10100
COLGATE PALMOLIVE CO		COM			194162103	1505		12750		SH		SOLE		12750
CONOCOPHILLIPS			COM			20825C104	1442		24000		SH		SOLE		24000
DELL INC			COM			24702R101	731		51000		SH		SOLE		51000
DIAMOND OFFSHORE DRILLING INC	COM			25271C102	7429		106793		SH		SOLE		106793
EXELON CORP 			COM			30161N101	6358		184411		SH		SOLE		184411
HASBRO INC			COM			418056107	1538		35000		SH		SOLE		35000
HEWLETT PACKARD CO		COM			428236103	951		39900		SH		SOLE		39900
INTEL CORP			COM			458140100	1289		59000		SH		SOLE		59000
INTERNATIONAL BUSINESS MACHS	COM			459200101	1859		8715		SH		SOLE		8715
ISHARES TR			S&P 500 INDEX		464287200	133254		846969		SH		SOLE		846969
JOHNSON & JOHNSON		COM			478160104	1223		15000		SH		SOLE		15000
JOY GLOBAL INC			COM			481165108	1089		18300		SH		SOLE		18300
KELLOGG CO			COM			487836108	1398		21700		SH		SOLE		21700
KROGER CO			COM			501044101	1281		38650		SH		SOLE		38650
LEXMARK INTL NEW		CL A			529771107	792		30000		SH		SOLE		30000
LILLY ELI & CO			COM			532457108	9127		160717		SH		SOLE		160717
LOCKHEED MARTIN CORP		COM			539830109	7995		82831		SH		SOLE		82831
MAXIM INTEGRATED PRODS INC	COM			57772K101	1407		43100		SH		SOLE		43100
MERCK & CO INC NEW		COM			58933Y105	6316		142794		SH		SOLE		142794
MICROSOFT CORP			COM			594918104	1565		54700		SH		SOLE		54700
PAYCHEX INC			COM			704326107	1182		33700		SH		SOLE		33700
PEPSICO	INC			COM			713448108	1274		16100		SH		SOLE		16100
PFIZER INC			COM			717081103	7159		248068		SH		SOLE		248068
REYNOLDS AMERICAN INC		COM			761713106	5940		133504		SH		SOLE		133504
RYDER SYS INC			COM			783549108	1494		25000		SH		SOLE		25000
SHAW COMMUNICATIONS INC		CL B CONV		82028K200	7171		289988		SH		SOLE		289988
SPDR S&P 500 ETF TR		TR UNIT			78462F103	103569		661574		SH		SOLE		661574
VANGUARD INDEX FDS		S&P 500	ETF SH		922908413	170747		2383400		SH		SOLE		2382400
VERIZON COMMUNICATIONS INC	COM			92343V104	6361		129418		SH		SOLE		129418
WALGREEN CO			COM			931422109	1364		28600		SH		SOLE		28600
wARNER cHILCOTT PLC IRELAND	CL A			G94368100	1152		85000		SH		SOLE		85000
WASTE MGMT INC DEL		COM			94106L109	6631		169117		SH		SOLE		169117


